united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust

(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875 Boston, MA 02110
(Address of principal executive offices)	(Zip code)

Dr. Joel M. Shulman

175 Federal Street, Suite #875
Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:	617-917-2605

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2025

Item 1. Reports to Stockholders.

(a)

ERShares Global Entrepreneurs

Institutional Class (ENTIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about ERShares Global Entrepreneurs (the "Fund") for the period of July 1, 2024 through June 30, 2025.  You can find additional information about the Fund at https://entrepreneurshares.com/ershares-mutual-funds/entix/. You can also request this information by contacting us at 877-271-8811.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	0.98%

How did the Fund perform during the reporting period?

The Fund’s strong performance during the reporting period reflected broad gains across entrepreneurial growth companies. Outperformance was supported by exposure to innovative U.S. and global firms that benefited from resilient consumer demand, margin expansion, and secular growth themes.

Relative to global benchmarks, the Fund’s overweight toward U.S. companies provided a meaningful advantage as U.S. equity markets delivered solid results despite global turbulence. In addition, portfolio emphasis on firms with scalable business models, strong balance sheets, and expanding international reach contributed positively.

While market volatility persisted—driven by uncertainty around inflation trends, interest rate policy, and geopolitical risks—the Fund’s disciplined focus on entrepreneurial leaders proved effective. These companies, often run by founders with significant ownership stakes, demonstrated agility and a long-term orientation that we believe helped drive shareholder value.

Looking forward, we remain confident in our strategy of identifying and investing in entrepreneurial companies worldwide that can compound value over time. By emphasizing innovation, leadership, and competitive advantages, we believe the Fund is well-positioned to continue delivering attractive results for our investors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

ERShares Global Entrepreneurs
MSCI World Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$35,936
$27,533
$25,917
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	ERShares Global Entrepreneurs	MSCI World Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,725	$9,722	$10,399
Jun-2017	$12,063	$11,491	$12,260
Jun-2018	$14,312	$12,765	$14,023
Jun-2019	$14,471	$13,573	$15,483
Jun-2020	$15,890	$13,959	$16,645
Jun-2021	$22,664	$19,409	$23,436
Jun-2022	$13,815	$16,626	$20,948
Jun-2023	$15,577	$19,704	$25,053
Jun-2024	$18,844	$23,683	$31,204
Jun-2025	$25,917	$27,533	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
ERShares Global Entrepreneurs	37.53%	10.28%	9.99%
MSCI World Index	16.26%	14.55%	10.66%
S&P 500® Index	15.16%	16.64%	13.65%

Past performance does not guarantee future results. Call 877-271-8811 or visit https://entrepreneurshares.com/ershares-mutual-funds/entix/ for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Consumer Staples	0.6%
Energy	0.9%
Materials	2.0%
Utilities	2.2%
Money Market	3.6%
Consumer Discretionary	7.9%
Health Care	8.2%
Industrials	8.6%
Financials	9.6%
Communications	20.3%
Technology	36.1%

Fund Statistics

Net Assets	$44,385,800
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$223,771
Portfolio Turnover	82%

Country Weighting (% of net assets)

Japan	0.6%
Thailand	1.0%
Jersey	1.2%
Ireland	1.8%
Sweden	2.0%
Argentina	2.8%
Canada	3.0%
Singapore	3.4%
Israel	3.6%
Luxembourg	3.8%
Australia	4.5%
United States	72.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

ERShares Global Entrepreneurs (ENTIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://entrepreneurshares.com/ershares-mutual-funds/entix/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ENTIX

ERShares Private-Public Crossover ETF

(XOVR) Nasdaq Stock Market, LLC

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about ERShares Private-Public Crossover ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.  You can find additional information about the Fund at https://entrepreneurshares.com/ershares-etfs/entr-etf/. You can also request this information by contacting us at 877-271-8811.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ERShares Private-Public Crossover ETF	$83	0.75%

How did the Fund perform during the reporting period?

The Fund’s performance during the reporting period reflected strength in both public and private growth investments. Public market gains were driven by select technology and innovation-oriented companies, while the Fund’s exposure to the performance of private companies, such as SpaceX and other disruptive leaders, provided meaningful diversification benefits relative to traditional benchmarks.

The Fund’s relative positioning, with measured exposure to the Magnificent Seven and emphasis on a broader set of entrepreneurial growth companies, allowed for balanced participation in the market rally while limiting concentration risk. This approach helped the Fund generate competitive returns in an environment where a narrow group of mega-cap stocks once again dominated headlines.

Despite volatility tied to inflation data and shifting expectations around Federal Reserve policy, the Fund maintained its disciplined crossover strategy. By combining public innovators with high-conviction private market opportunities, the Fund has provided shareholders access to unique growth drivers that are not typically available in standard index-based portfolios.

Looking ahead, the Fund remains committed to its differentiated approach of bridging private and public markets. We believe that selective exposure to disruptive innovators, alongside a disciplined focus on risk management, positions the Fund well for long-term growth in varying market environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

ERShares Private-Public Crossover ETF - NAV
Russell 1000® Growth Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$35,035
$27,239
$22,183
Nov-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	ERShares Private-Public Crossover ETF - NAV	Russell 1000® Growth Index	S&P 500® Index
Nov-2017	$10,000	$10,000	$10,000
Jun-2018	$11,730	$11,057	$10,629
Jun-2019	$12,094	$12,335	$11,736
Jun-2020	$14,636	$15,207	$12,617
Jun-2021	$19,321	$21,669	$17,764
Jun-2022	$11,005	$17,601	$15,878
Jun-2023	$14,200	$22,372	$18,989
Jun-2024	$18,081	$29,863	$23,652
Jun-2025	$22,183	$35,035	$27,239

Average Annual Total Returns

	1 Year	5 years	Since Inception (November 6, 2017)
ERShares Private-Public Crossover ETF - NAV	22.69%	8.67%	10.98%
ERShares Private-Public Crossover - Market Price	22.53%	8.66%	10.97%
Russell 1000® Growth Index	17.32%	18.17%	17.82%
S&P 500® Index	15.16%	16.64%	14.00%

Past performance does not guarantee future results. Call 877-271-8811 or visit https://entrepreneurshares.com/ershares-etfs/entr-etf/ for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Energy	2.1%
Financials	7.4%
Industrials	10.4%
Health Care	11.9%
Consumer Discretionary	13.0%
Communications	20.3%
Technology	34.8%

Fund Statistics

Net Assets	$371,234,274
Number of Portfolio Holdings	33
Advisory Fee	$1,568,661
Portfolio Turnover	66%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 28, 2025 or upon request at 877-271-8811.

Effective August 29, 2024, the Fund's name was changed from "ERShares Entrepreneurs ETF" to "ERShares Private-Public Crossover ETF." Additionally, the Fund's ticker symbol was changed from "ENTR" to "XOVR."

ERShares Private-Public Crossover ETF (XOVR)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://entrepreneurshares.com/ershares-etfs/entr-etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-XOVR

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19 (a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

(a)(2)	Not applicable

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2025: $38,500

Fiscal year ended 2024: $35,800

(b)	Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2025: $0

Fiscal year ended 2024: $0

(c)	Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2025: $3,000

Fiscal year ended 2024: $12,000

Fees for 2025 and 2024 related to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)	All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2025: $0

Fiscal year ended 2024: $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X

Pre-Approval of Audit and Permitted Non-Audit Services Provided to the Company

Pre-Approval Requirements. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees therefor. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.

De Minimis Exception to Pre-Approval: Pre-approval for a permitted non-audit service shall not be required if:

a.	the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Auditor in the fiscal year in which the non-audit services are provided;

b.	such services were not recognized by the Company at the time of the engagement to be non-audit services; and

c.	such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

Additionally, the Committee shall pre-approve the Auditor’s engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended June 30, 2025 and June 30, 2024 are $0 and $0, respectively

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Exchange Act. All of the Board’s independent Trustees, Charles Aggouras and George R. Berbeco, are members of the Audit Committee.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

EntrepreneurShares Series Trust™

ERShares Global Entrepreneurs (ENTIX)

Annual Financial Statements

and Additional Information

June 30, 2025

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS

June 30, 2025

	Shares	Fair Value
Common Stocks — 91.98%
Argentina — 2.81%
Consumer Discretionary — 2.81%
MercadoLibre, Inc.(a)	477	$1,246,702
Total Argentina		1,246,702

Australia — 4.49%
Communications — 1.24%
SEEK Ltd.	34,715	549,490

Health Care — 1.22%
Telix Pharmaceuticals Ltd.(a)	33,555	539,300

Technology — 2.03%
Technology One Ltd.	33,491	903,954
Total Australia		1,992,744

Canada — 3.00%
Technology — 3.00%
Constellation Software, Inc.	179	656,175
Shopify, Inc., Class A(a)	3,671	423,450
Topicus.com, Inc.(a)	2,013	252,137
Total Canada		1,331,762

Ireland — 1.79%
Health Care — 1.79%
Alkermes PLC(a)	27,809	795,615
Total Ireland		795,615

Israel — 3.64%
Technology — 3.64%
Check Point Software Technologies Ltd.(a)	1,950	431,438
Monday.com Ltd.(a)	1,858	584,304
Wix.com Ltd.(a)	3,777	598,503
Total Israel		1,614,245

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

	Shares	Fair Value
Common Stocks (Continued)
Japan — 0.61%
Communications — 0.61%
GMO Internet, Inc.	10,774	$269,818
Total Japan		269,818

Jersey — 1.23%
Communications — 1.23%
Gambling.com Group Ltd.(a)	46,080	547,891
Total Jersey		547,891

Luxembourg — 3.79%
Communications — 3.79%
Spotify Technology SA(a)	2,191	1,681,242
Total Luxembourg		1,681,242

Singapore — 3.39%
Communications — 2.23%
Sea Ltd. - ADR(a)	6,194	990,668

Consumer Staples — 0.62%
Wilmar International Ltd.	123,149	277,960

Technology — 0.54%
Karooooo Ltd.	4,865	238,288
Total Singapore		1,506,916

Sweden — 1.95%
Communications — 1.19%
Asmodee Group A.B.(a)	21,460	283,557
Embracer Group A.B.(a)	21,460	244,902
		528,459
Consumer Discretionary — 0.76%
Evolution Gaming Group A.B.	4,269	339,167
Total Sweden		867,626

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

	Shares	Fair Value
Common Stocks (Continued)
Thailand — 0.97%
Technology — 0.97%
Fabrinet(a)	1,463	$431,117
Total Thailand		431,117

United States — 64.31%
Communications — 10.08%
Alphabet, Inc., Class A	7,247	1,277,140
AppLovin Corp., Class A(a)	4,468	1,564,157
Maplebear Inc(a)	12,384	560,252
Meta Platforms, Inc., Class A	1,449	1,069,492
		4,471,041
Consumer Discretionary — 4.32%
Airbnb, Inc., Class A(a)	2,621	346,863
Amazon.com, Inc.(a)	2,635	578,093
DraftKings, Inc., Class A(a)	13,894	595,914
Lennar Corp., Class A	3,624	400,851
		1,921,721
Energy — 0.92%
Valero Energy Corp.	3,046	409,443

Financials — 7.38%
Coinbase Global, Inc., Class A(a)	2,414	846,083
Robinhood Markets, Inc., Class A(a)	12,212	1,143,410
Toast, Inc., Class A(a)	28,877	1,278,962
		3,268,455
Health Care — 5.14%
Medpace Holdings, Inc.(a)	2,920	916,471
ResMed, Inc.	2,806	723,948
United Therapeutics Corp.(a)	2,244	644,813
		2,285,232
Industrials — 6.34%
Archer Aviation, Inc., Class A(a)	86,941	943,310
Clean Harbors, Inc.(a)	2,847	658,169
Rocket Lab Corp.(a)	33,985	1,215,643
		2,817,122
Materials — 2.00%
Newmont Corp.	15,262	889,164

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

	Shares	Fair Value
Common Stocks (Continued)
Technology — 25.95%
Affirm Holdings, Inc., Class A(a)	8,083	$558,859
Arista Networks, Inc.(a)	4,776	488,633
Block, Inc.(a)	6,165	418,788
Corpay, Inc.(a)	1,395	462,889
Crowdstrike Holdings, Inc., Class A(a)	860	438,007
NVIDIA Corp.	15,587	2,462,590
Oracle Corp.	3,831	837,572
Palantir Technologies, Inc., Class A(a)	1,836	250,284
Palo Alto Networks, Inc.(a)	2,658	543,933
Pegasystems, Inc.	12,364	669,263
Salesforce, Inc.	2,570	700,813
Super Micro Computer, Inc.(a)	30,136	1,476,965
Synopsys, Inc.(a)	1,188	609,064
Twilio, Inc., Class A(a)	6,734	837,439
Unity Software, Inc.(a)	31,326	758,089
		11,513,188
Utilities — 2.18%
Vistra Energy Corp.	4,997	968,469

Total United States		28,543,835

Total Common Stocks (Cost $29,319,016)		40,829,513

Partnership Shares — 4.50%
United States — 4.50%
Astra Holdings SPV, LP(a)(b)(c)(d)(e)	5,405	1,000,000
FIKA Holdings SPV QP, LP(a)(b)(c)(d)(f)	29,412	1,000,000
Total Partnership Shares (Cost $2,040,000)		2,000,000

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

	Shares	Fair Value
Money Market Funds — 3.58%
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 4.15%(g)	1,583,476	$1,583,476
Total Money Market Funds (Cost $1,583,476)		1,583,476

Total Investments — 100.06% (Cost $32,942,492)		$44,412,989
Liabilities in Excess of Other Assets — (0.06)%		(27,189)
Net Assets — 100.00%		$44,385,800

(a)	Non-income producing security.
(b)	Illiquid Security.
(c)	Level 3 securities fair valued using significant unobservable inputs.
(d)	Restricted investment as to resale.
(e)	Delaware limited partnership holding investments in underlying SPVs holding investments in Space Exploration Technology, Corp.
(f)	Delaware limited partnership holding investment in Klarna PLC.
(g)	Rate disclosed is the seven day effective yield as of June 30, 2025.

ADR - American Depositary Receipt

SPV - Special Purpose Vehicle

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025

Assets
Investments, at cost	$32,942,492
Investments at fair value	44,412,989
Dividends and interest receivable	5,074
Securities lending income receivable	894
Tax reclaims receivable	12,517
Prepaid expenses	9,767
Total Assets	44,441,241

Liabilities
Payable to Advisor	17,711
Payable to Auditor	16,000
Payable to Administrator	5,695
Payable to Trustees	1,410
Accrued expenses and other liabilities	14,625
Total Liabilities	55,441
Net Assets	$44,385,800

Net Assets consist of:
Paid-in capital	48,922,643
Accumulated deficit	(4,536,843)
Net Assets	$44,385,800

Institutional Class
Net Assets	$44,385,800
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	2,337,765
Net asset value (NAV) and offering price per share	$18.99
Redemption price per share (NAV * 98%)(a)	$18.61

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within five business days of purchase. Shares are redeemed at the NAV if held longer than five business days. See Note 8.

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

STATEMENT OF OPERATIONS

For the year ended June 30, 2025

Investment Income
Dividend income (net of foreign taxes withheld of $12,914)	$373,318
Interest income	42,930
Securities lending income	947
Total investment income	417,195

Expenses
Advisory fees	347,973
Fund accounting and administration fees	58,553
Auditing fees	16,932
Legal fees	14,011
Registration fees	11,774
Transfer agent	11,242
Custodian fees	9,949
Shareholder reporting fees	8,762
Trustees’ fees and expenses	7,303
Insurance expense	3,017
Pricing fees	2,181
Miscellaneous	15,989
Total expenses	507,686
Fees contractually waived by Advisor	(124,202)
Net operating expenses	383,484
Net investment income	33,711

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	7,780,132
Foreign currency transactions	(14,145)
Net realized gain	7,765,987

Change in unrealized appreciation on:
Investments	5,188,409
Foreign currency translations	761
Net change in unrealized appreciation	5,189,170
Net realized and change in unrealized gain on investments	12,955,157
Net increase in net assets resulting from operations	$12,988,868

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$33,711	$(59,426)
Net realized gain on investments and foreign currency transactions	7,765,987	6,383,939
Net change in unrealized appreciation on investments and foreign currency translations	5,189,170	4,099,719
Net increase in net assets resulting from operations	12,988,868	10,424,232

Distributions to Shareholders from Earnings:
Institutional Class	(251,881)	(37,447)
Total distributions to shareholders	(251,881)	(37,447)

Capital Transactions:
Institutional Class
Proceeds from shares sold	73,018	8,777
Reinvestment of distributions	251,046	37,346
Cost of shares redeemed	(4,116,987)	(25,017,319)
Net decrease in net assets resulting from capital transactions	(3,792,923)	(24,971,196)
Total Increase (Decrease) in Net Assets	8,944,064	(14,584,411)

Net Assets
Beginning of year	35,441,736	50,026,147
End of year	$44,385,800	$35,441,736

Share Transactions
Shares sold	4,279	697
Shares issued in reinvestment of distributions	15,114	3,117
Shares redeemed	(232,949)	(1,808,013)
Net decrease in shares outstanding	(213,556)	(1,804,199)

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

FINANCIAL HIGHLIGHTS – Institutional Class

(For a share outstanding during each year)

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Selected Per Share Data:
Net asset value, beginning of year	$13.89	$11.49	$10.19	$21.82	$16.82

Investment operations:
Net investment income (loss)(a)	0.01	(0.01)	0.02	(0.10)	(0.14)
Net realized and unrealized gain (loss)	5.19	2.42	1.28	(7.22)	7.32
Total from investment operations	5.20	2.41	1.30	(7.32)	7.18

Less distributions to shareholders from:
Net investment income	(0.10)	(0.01)	—	(0.15)	—
Net realized gains	—	—	—	(4.16)	(2.18)
Total distributions	(0.10)	(0.01)	—	(4.31)	(2.18)

Paid in capital from redemption fees	—	—	—	—	—	(b)
Net asset value, end of year	$18.99	$13.89	$11.49	$10.19	$21.82

Total Return(c)	37.53%	20.97%	12.76%	(39.05)%	42.63%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$44,386	$35,442	$50,026	$45,168	$121,627
Ratio of expenses to average net assets:
Before fees waived/recouped	1.30%	1.15%	1.17%	1.37%	1.44%
After fees waived/recouped	0.98%	0.98%	0.98%	1.29%	1.44%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recouped	(0.23)%	(0.28)%	(0.03)%	(0.70)%	(0.67)%
After fees waived/recouped	0.09%	(0.11)%	0.16%	(0.63)%	(0.67)%
Portfolio turnover rate	82%	208%	94%	265%	477	%(d)

(a)	Based on average shares outstanding during the period.
(b)	Rounds to less than $0.005 per share.
(c)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
(d)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

The accompanying notes are an integral part of these financial statements.

ERShares Global Entrepreneurs

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

1. ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. ERShares Global Entrepreneurs (the “Fund”, formerly known as EntrepreneurShares Global Fund) is classified as a “diversified” series, as defined in the 1940 Act. The Fund is an investment company and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The Fund commenced operations on November 11, 2010.

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing mainly in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by EntrepreneurShares, LLC, is the Fund’s Sub-Advisor (the “Sub-Advisor”), and Seaport Global Advisors, LLC, formerly known as Weston Capital Advisors, LLC, is the Fund’s investment advisor (the “Advisor”). Dr. Joel M. Shulman has been the Fund’s portfolio manager since November 11, 2010 and Managing Director of the Advisor and President of the Sub-Advisor.

The Fund has registered three classes of shares: Class A shares, Retail Class shares and Institutional Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the EntrepreneurShares Series Trust Board of Trustees (the “Board”). On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Currently, only Institutional Class shares of the Fund are being offered.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Advisor, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Investment Valuations

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

In determining the net asset value (“NAV”) of the Fund’s shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“Nasdaq”) are valued at the last sale price on the day the valuation is made. Securities that are traded on Nasdaq under one of its three listing tiers, Nasdaq Global Select Market, Nasdaq Global Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

ERShares Global Entrepreneurs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Unlisted securities held by the Fund are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value in good faith by the Advisor, acting in its capacity as valuation designee pursuant to Rule 2a-5 under the 1940 Act, under procedures established by and under the general supervision and responsibility of the Board.

Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Fund may elect to use fair value procedures to value a security. Types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the SEC; (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange (“NYSE”) that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value price assigned to a security upon sale. Securities that are not listed on an exchange are valued by the Fund’s Advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisor and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisor or other fund and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisor; and (7) the liquidity or illiquidity of the market for the security.

Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly offered or exchange-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”), the Fund may also be subject to management and performance fees of the SPV.

Fair Value Measurement

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

ERShares Global Entrepreneurs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:	Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data, which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The table below is a summary of the inputs used to value the Fund’s investments as of June 30, 2025.

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$40,829,513	$—	$—	$40,829,513
Partnership Interests*	—	—	2,000,000	2,000,000
Money Market Funds	1,583,476	—	—	1,583,476
Total	$42,412,989	$—	$2,000,000	$44,412,989

*	For further information regarding security characteristics, please see the Schedule of Investments.

The following is the activity in investments in which significant unobservable inputs (Level 3) were used in determining value as of June 30, 2025:

	Beginning balance June 30, 2024	Purchases	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Balance as of June 30, 2025
Partnership Interests	$—	$2,040,000	$—	$(40,000)	$2,000,000

ERShares Global Entrepreneurs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2025:

Level 3 Investment	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs/Average	Impact to Valuation From an Increase in Input
Astra Holdings SPV, LP	$1,000,000	Adjusted Reported NAV	Reported NAV	Not Applicable	Increase
FIKA Holdings SPV QP, LP	1,000,000	Adjusted Reported NAV	Reported NAV	Not Applicable	Increase
Total	$2,000,000

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Valuation Policies. Private Investments generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Astra Holdings SPV, LP	December 12, 2024	$1,020,000	$1,000,000	2.25%
FIKA Holdings SPV QP, LP	December 13, 2024	1,020,000	1,000,000	2.25%
		$2,040,000	$2,000,000	4.50%

Use of Estimates and Indemnifications

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

ERShares Global Entrepreneurs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Federal Income Taxes

The Fund intends to continue to qualify as “regulated investment companies” under Sub- chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net realized gains to shareholders.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the fiscal year ended June 30, 2025. The Fund would recognize interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations. During the fiscal year ended June 30, 2025, the Fund did not incur any interest or penalties. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

Distribution to Shareholders

The Fund intends to continue to distribute to their shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Allocation of Expenses

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Foreign Currency Transactions

The Fund’s and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included in net realized and unrealized gain or (loss) on investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains (losses) arise from the changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income

Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.

ERShares Global Entrepreneurs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Securities Lending

The Fund may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

Disclosures about Offsetting Assets and Liabilities

The Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

3. AGREEMENTS

Investment Advisory Agreement

The Advisor, a related party of the Fund, oversees the performance of the Fund and is responsible for overseeing the management of the investment portfolio of the Fund. These services are provided under the terms of an investment advisory agreement between the Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 0.89%. Through November 1, 2025, the Advisor has agreed to waive and/or reimburse the Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business of the Institutional Class shares of the Fund to the amounts of 0.98% per annum of net assets attributable to such shares of the Fund.

ERShares Global Entrepreneurs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

The Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Fund is not obligated to pay any such reimbursed fees more than three years after the expense was incurred by the Advisor.

Sub-Advisory services are provided to the Fund, pursuant to an agreement between the Advisor and Sub-Advisor. Under the terms of this sub-advisory agreement, the Advisor, not the Fund, compensates the Sub-Advisor based on the Fund’s average net assets. Certain officers of the Advisor are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both the Advisor and the Sub-Advisor. For the fiscal year ended June 30, 2025, the Advisor earned a fee of $347,973 from the Fund. The Advisor waived $124,202 for the fiscal year ended June 30, 2025.

Each waiver/expense payment by the Advisor is subject to recoupment by the Advisor from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions are as follows:

Recoverable Through
June 30, 2026	$86,600
June 30, 2027	86,186
June 30, 2028	124,202

4. INCOME TAXES

The Fund plans to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid for the fiscal year ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income(a)	$251,881	$37,447
Total distributions paid	$251,881	$37,447

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

ERShares Global Entrepreneurs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

The Fund designates long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended June 30, 2025.

Additionally, U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.

At June 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$12,808,337
Gross unrealized depreciation	(2,028,085)
Net unrealized appreciation on investments	10,780,252
Tax cost of investments	$33,632,737

The table above may differ from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales.

At June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$19,853
Accumulated capital and other losses	(15,338,487)
Unrealized appreciation on investments and foreign currency transactions	10,781,791
Total accumulated earnings	$(4,536,843)

As of June 30, 2025, the Fund had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $10,885,806 and $4,452,681, respectively. During the fiscal year ended June 30, 2025, the Fund utilized $5,830,887 and $1,509,135 of available short-term and long-term capital loss carryforwards, respectively.

5. RELATED PARTIES

At June 30, 2025, certain officers of the Trust were also employees of the Advisor. However, these officers were not compensated directly by the Fund. Refer to Note 1 for more information.

6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, for the benefit of its shareholders, MAC & Co., an affiliate of the Fund, held 92.63% of the total Fund shares outstanding.

7. INVESTMENT TRANSACTIONS

For the fiscal year ended June 30, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	Sales
$31,231,367	$35,145,150

ERShares Global Entrepreneurs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended June 30, 2025.

8. REDEMPTION FEES

The Fund imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within five business days of the date of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee), or shares redeemed through designated systematic withdrawal plans.

9. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2025, the Fund had 36.13% of the value of its net assets invested in stocks within the Technology sector.

10. PRIVATELY OFFERED SECURITY RISK

Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a special-purpose vehicle (“SPV”), the Fund may also be subject to management and performance fees of the SPV.

11. FOREIGN SECURITIES RISK

The Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Fund invests in are sometimes open on days when the NYSE is not open and the Fund does not calculate its NAV, and sometimes are not open on days when the NYSE is open and the Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Fund calculate its NAV.

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

12. SUBSEQUENT EVENTS EVALUATION

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

ERShares Global Entrepreneurs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of EntrepreneurShares Series Trust

and the Shareholders of ERShares Global Entrepreneurs

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of ERShares Global Entrepreneurs (the “Fund”), a series of EntrepreneurShares Series Trust, including the schedule of investments, as of June 30, 2025, the related statement of operations, the statement of changes in net assets and financial highlights for the year ended June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets for the year ended June 30, 2024 and the financial highlights for each of the four years in the period ended June 30, 2024, have been audited by other auditors, whose reports dated August 29, 2024 and August 29, 2022, expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2025.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and issuers of private investments. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 29, 2025

ERShares Global Entrepreneurs

ADDITIONAL FEDERAL INCOME TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 38% qualifies for the corporate dividends received deduction.

ERShares Global Entrepreneurs

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants

August 29, 2025

U.S. Securities and Exchange Commission

Office of the Chief Accountant

100 F Street, NE

Washington, DC 20549

Re:	EntrepreneurShares Series Trust File no. 811-22436

Dear Sir or Madam:

We have read Exhibit 19(a)(4) of Form N-CSR of ERShares Global Entrepreneurs and ERShares Private-Public Crossover ETF (formerly ERShares Entrepreneurs ETF), each a series of EntrepreneurShares Series Trust, dated August 29, 2025, and agree with the statements concerning our Firm contained therein.

We hereby consent to the filing of this letter as an exhibit to the foregoing report.

Very truly yours,

COHEN & COMPANY, LTD.

On June 11, 2025, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm of ERShares Global Entrepreneurs and ERShares Private-Public Crossover ETF (the “Funds”). The Audit Committee of the Board of Trustees approved the replacement of Cohen with Tait, Weller & Baker LLP (“Tait”) on July 3, 2025. The report of Cohen on the financial statements of the Funds for the fiscal year ended June 30, 2024 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended June 30, 2024, and during the subsequent interim period through July 3, 2025: (i) there were no disagreements between the registrant and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such year or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-Kunder the Securities Exchange Act of 1934, as amended.

The Funds requested that Cohen furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR. On July 3, 2025, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Tait as the Funds’ independent registered public accounting firm for the fiscal year ending June 30, 2025.

During the fiscal year ended June 30, 2024, and during the subsequent interim period through July 3, 2025, neither the Funds, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

ERShares Global Entrepreneurs

ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Each Trustee who is not considered an interested Trustee, as such term is defined within the 1940 Act (each an “Independent Trustee”), of the Trust receives compensation of $3,500 for attending each Board meeting, including special meetings, as well as an additional $1,000 for each audit commit meeting. The Fund also reimburses the noninterested Trustees for their reasonable travel expenses incurred in attending meetings of the Board. Trustee fees are allocated to the two funds in the Trust based on each fund’s relative net assets.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available (1) without charge upon request by calling the Fund at (887) 271-8811and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

EntrepreneurShares Series Trust™

ERShares Private-Public Crossover ETF

(formerly known as “ERShares Entrepreneurs ETF”)

(XOVR)

The Fund is an exchange-traded fund. This means that shares of the Fund are listed on The Nasdaq Stock Market LLC and trade at market prices. The market price for the Fund’s shares may be different from its net asset value per share.

Annual Financial Statements

and Additional Information

June 30, 2025

ERShares Private-Public Crossover ETF

SCHEDULE OF INVESTMENTS

June 30, 2025

	Shares	Fair Value
Common Stocks — 89.47%
Communications — 20.35%
Alphabet, Inc., Class A	98,327	$17,328,167
AppLovin Corp., Class A(a)	38,132	13,349,251
Maplebear Inc(a)	155,180	7,020,343
Meta Platforms, Inc., Class A	27,204	20,079,000
Netflix, Inc.(a)	13,260	17,756,864
		75,533,625
Consumer Discretionary — 13.02%
Airbnb, Inc., Class A(a)	80,918	10,708,688
Copart, Inc.(a)	148,158	7,270,113
DoorDash, Inc., Class A(a)	51,968	12,810,632
DraftKings, Inc., Class A(a)	205,533	8,815,310
Tesla, Inc.(a)	27,464	8,724,214
		48,328,957
Energy — 2.07%
Antero Resources Corp.(a)	190,954	7,691,627

Financials — 7.42%
Robinhood Markets, Inc., Class A(a)	193,651	18,131,543
Toast, Inc., Class A(a)	212,778	9,423,938
		27,555,481
Health Care — 11.86%
Exelixis, Inc.(a)	177,290	7,814,057
Globus Medical, Inc., Class A(a)	86,735	5,119,100
Medpace Holdings, Inc.(a)	20,703	6,497,844
Natera, Inc.(a)	49,313	8,330,938
ResMed, Inc.	37,232	9,605,855
United Therapeutics Corp.(a)	23,232	6,675,715
		44,043,509
Technology — 34.75%
Appfolio, Inc., Class A(a)	26,951	6,206,276
Arista Networks, Inc.(a)	132,441	13,550,039
Corpay, Inc.(a)	24,141	8,010,467
Crowdstrike Holdings, Inc., Class A(a)	25,843	13,162,099
Fortinet, Inc.(a)	95,253	10,070,147
NVIDIA Corp.	146,475	23,141,585
Okta, Inc.(a)	69,410	6,938,918
Oracle Corp.	92,010	20,116,146
Paylocity Holding Corp.(a)	34,119	6,182,022
Salesforce, Inc.	44,517	12,139,341

The accompanying notes are an integral part of these financial statements.

1

ERShares Private-Public Crossover ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2025

	Shares	Fair Value
Common Stocks (Continued)
Technology (Continued)
Ubiquiti, Inc.	23,056	$9,491,002
		129,008,042
Total Common Stocks (Cost $276,130,522)		332,161,241

Partnership Shares — 10.45%
Anduril Holdings SPV, LP(a)(b)(c)(d)	70,588	3,000,000
Astra Holdings SPV, LP(a)(b)(c)(d)(e)	182,583	33,777,778
FIKA Holdings SPV QP, LP(a)(b)(c)(d)(f)	58,824	2,000,000
Total Partnership Shares (Cost $36,990,000)		38,777,778

Total Investments — 99.92% (Cost $313,120,522)		370,939,019
Other Assets in Excess of Liabilities — 0.08%		295,255
Net Assets — 100.00%		$371,234,274

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Level 3 securities fair valued using significant unobservable inputs.
(d)	Restricted investment as to resale.
(e)	Delaware limited partnership holding investments in underlying SPVs holding investments in Space Exploration Technology, Corp.
(f)	Delaware limited partnership holding investment in Klarna PLC.

SPV – Special Purpose Vehicle

The accompanying notes are an integral part of these financial statements.

2

ERShares Private-Public Crossover ETF

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025

Assets
Investments, at cost	$313,120,522
Investments, at fair value	370,939,019
Cash	494,684
Dividends and interest receivable	21,960
Total Assets	371,455,663

Liabilities
Unified fee	221,389
Total Liabilities	221,389
Net Assets	$371,234,274

Net Assets consist of:
Paid-in capital	$347,694,319
Accumulated earnings	23,539,955
Net Assets	$371,234,274

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	19,450,000
Net asset value (offering and redemption price per share)	$19.09

The accompanying notes are an integral part of these financial statements.

3

ERShares Private-Public Crossover ETF

STATEMENT OF OPERATIONS

For the year ended June 30, 2025

Investment Income
Dividend income	$338,446
Interest income	78,964
Total investment income	417,410

Expenses
Unified fee	1,568,661
Total expenses	1,568,661
Net investment loss	(1,151,251)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(17,789,406)
Investments in-kind	6,170,834
Net realized loss	(11,618,572)

Change in unrealized appreciation on:
Investments	40,427,678
Net realized and change in unrealized gain on investments	28,809,106
Net increase in net assets resulting from operations	$27,657,855

The accompanying notes are an integral part of these financial statements.

4

ERShares Private-Public Crossover ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,151,251)	$(312,245)
Net realized gain (loss) on investments and in-kind redemptions	(11,618,572)	9,815,604
Net change in unrealized appreciation on investments	40,427,678	9,331,959
Net increase in net assets resulting from operations	27,657,855	18,835,318

Capital Transactions:
Proceeds from shares issued	308,493,565	21,212,175
Cost of shares redeemed	(49,697,378)	(776,012)
Net increase in net assets resulting from capital transactions	258,796,187	20,436,163
Total Increase in Net Assets	286,454,042	39,271,481

Net Assets
Beginning of year	84,780,232	45,508,751
End of year	$371,234,274	$84,780,232

Share Transactions
Issued	16,850,000	1,775,000
Redeemed	(2,850,000)	(50,000)
Net increase in shares outstanding	14,000,000	1,725,000

The accompanying notes are an integral part of these financial statements.

5

ERShares Private-Public Crossover ETF

FINANCIAL HIGHLIGHTS

(For a share outstanding during each year)

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Selected Per Share Data:
Net asset value, beginning of year	$15.56	$12.22	$9.47	$26.35	$21.15

Investment operations:
Net investment loss	(0.03)	(0.05)	— (a)	(0.13)	(0.11)
Net realized and unrealized gain (loss)	3.56	3.39	2.75	(8.03)	6.96
Total from investment operations	3.53	3.34	2.75	(8.16)	6.85

Less distributions to shareholders from:
Net investment income	—	—	—	(0.09)	—
Net realized gains	—	—	—	(8.63)	(1.65)
Total distributions	—	—	—	(8.72)	(1.65)

Net asset value, end of year	$19.09	$15.56	$12.22	$9.47	$26.35
Market price, end of year	$19.09	$15.56	$12.23	$9.43	$26.36

Total Return(b)	22.69%	27.33%	29.04%	(43.04)%	32.01%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$371,234	$84,780	$45,509	$30,299	$142,961
Ratio of net expenses to average net assets(c)	0.75%	0.75%	0.54%	0.49%	0.49%
Ratio of net investment loss to average net assets	(0.55)%	(0.45)%	(0.05)%	(0.24)%	(0.41)%
Portfolio turnover rate	66%	360%	159%	312%	714	%(d)

(a)	Rounds to less than $0.005 per share.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	The Fund operates under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for the Fund. The Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. The Fund pays the Advisor 0.49% of its net assets.
(d)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

The accompanying notes are an integral part of these financial statements.

6

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

1.	ORGANIZATION

EntrepreneurShares™ Series Trust (the “Trust”) was organized on July 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of two funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”). The accompanying financial statements are those of the ERShares Private-Public Crossover ETF (previously known as ERShares Entrepreneur ETF) (the “Fund”). The Fund is an exchange-traded fund. The investment objective of the Fund is to seek long-term capital appreciation. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Fund is non-diversified and therefore may invest a greater percentage of their assets in fewer issuers than a diversified Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, of at least 25,000 Shares for the Fund (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuations

The Fund holds its investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available

7

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

for any security, the fair value of that security will be determined in good faith by the Advisor, acting in its capacity as valuation designee pursuant to Rule 2a-5 under the 1940 Act, under procedures established by and under the general supervision and responsibility of the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

The Fund may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly offered or exchange-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”), the Fund may also be subject to management and performance fees of the SPV.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Fund may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Fund accrues foreign capital gains taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which is invests. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets.

8

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Level 2 –	Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table provides the fair value measurement as of June 30, 2025, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for the Fund:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$332,161,241	$—	$—	$332,161,241
Partnership Interests*	—	—	38,777,778	38,777,778
Total	$332,161,241	$—	$38,777,778	$370,939,019

*	For further information regarding security characteristics, please see the Schedule of Investments.

The following is the activity in investments in which significant unobservable inputs (Level 3) were used in determining value as of June 30, 2025:

	Beginning balance June 30, 2024	Purchases	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Balance as of June 30, 2025
Partnership Interests	$—	$36,990,000	$—	$1,787,778	$38,777,778

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2025:

Level 3 Investment	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs/Average	Impact to Valuation from an Increase in Input
Anduril Holdings SPV, LP	$3,000,000	Adjusted Reported NAV	Reported NAV	Not Applicable	Increase
Astra Holdings SPV, LP	33,777,778	Adjusted Reported NAV	Reported NAV	Not Applicable	Increase
FIKA Holdings SPV QP, LP	2,000,000	Adjusted Reported NAV	Reported NAV	Not Applicable	Increase
Total	$38,777,778

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection

9

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Valuation Policies. Private Investments generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Anduril Holdings SPV, LP	June 2, 2025	$3,180,000	$3,000,000	0.81%
Astra Holdings SPV, LP	December 2, 2024	31,770,000	33,777,778	9.10%
FIKA Holdings SPV QP, LP	December 13, 2024	2,040,000	2,000,000	0.54%
		$36,990,000	$38,777,778	10.45%

Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which is invests.

Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash or foreign currency on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders

The Fund intends to distribute to their shareholders net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex- dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

10

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

3.	INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

Investment Advisory Fees

Capital Impact Advisors, LLC (the “Advisor”), a related party, serves as the Fund’s investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Fund to operate. The Advisor receives a fee for its services, a “Unified Fee”. The Fund pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for payments under any 12b-1 plan, taxes and other governmental fees, brokerage fees, commissions and other transaction expenses, interest and other costs of borrowing, including short selling, litigation or arbitration expenses, acquired fund fees and expenses, and extraordinary or other non- routine expenses of the Fund. The Advisor’s Unified Fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Advisor for providing services for the Fund.

At June 30, 2025, certain officers of the Trust are officers, directors and/or trustees of the Advisor. Certain officers of the Trust were also employees of the Advisor. These officers were not compensated directly by the Fund.

Each Trustee who is not considered an interested Trustee, as such term is defined within the 1940 Act (each an “Independent Trustee”), of the Trust receives compensation of $3,500 for attending each Board meeting, including special meetings, as well as an additional $1,000 for each audit commit meeting. The Fund also reimburses the noninterested Trustees for their reasonable travel expenses incurred in attending meetings of the Board. Trustee fees are allocated to the two funds in the Trust based on each fund’s relative net assets. Trustee fees for the Fund are paid by the Advisor out of the Unified Fee with respect to the Fund.

4.	INVESTMENT TRANSACTIONS

For the fiscal year ended June 30, 2025, purchases and sales of investment securities, other than in-kind transactions and short-term investments, were as follows:

Purchases	Sales
$166,215,839	$138,888,577

For the fiscal year ended June 30, 2025, purchases and sales for in-kind transactions were as follows:

Purchases	Sales
$278,836,700	$48,631,145

For the fiscal year ended June 30, 2025, the Fund had in-kind net realized gains of $6,170,834.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended June 30, 2025.

5.	CAPITAL SHARE TRANSACTIONS

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

11

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Funds incur to issue or redeem Creation Units. The standard transaction fee charge is $250. For the fiscal year ended June 30, 2025, the Fund received $21,000 in transaction fees. Transaction fees received by the Fund are included in the capital transactions presented on the Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions- in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statement of Assets and Liabilities.

6.	FEDERAL TAX INFORMATION

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

At June 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$60,988,044
Gross unrealized depreciation	(7,600,455)
Net unrealized appreciation (depreciation) on investments	53,387,589
Tax cost of investments	$317,551,430

At June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(29,847,634)
Unrealized appreciation on investments	53,387,589
Total accumulated earnings	$23,539,955

As of June 30, 2025, the Fund had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $28,361,400 and $289,781, respectively. During the fiscal year ended June 30, 2025, the Fund utilized $1,428,643 of available long-term capital loss carryforwards.

12

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Fund’s following taxable year. For the fiscal year ended June 30, 2025, the Fund deferred post October capital and late year ordinary losses in the amount of $1,196,453.

As of June 30, 2025, the following reclassifications relating primarily to redemptions-in-kind has been made to increase (decrease) such accounts with offsetting adjustments as indicated:

Paid-In Capital	Accumulated Earnings (Deficit)
$4,217,942	$(4,217,942)

7.	INVESTMENT RISKS

ETF Risk

The NAV of the Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Privately-Offered Security Risk

Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a special-purpose vehicle (“SPV”), the Fund may also be subject to management and performance fees of the SPV.

Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2025, the Fund had 34.75% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8.	SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

13

ERShares Private-Public Crossover ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of EntrepreneurShares Series Trust

and the Shareholders of ERShares Private-Public Crossover ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of ERShares Private-Public Crossover ETF (formally, ERShares Entrepreneur ETF) (the “Fund”), a series of EntrepreneurShares Series Trust, including the schedule of investments, as of June 30, 2025, the related statement of operations, the statement of changes in net assets and financial highlights for the year ended June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets for the year ended June 30, 2024 and the financial highlights for each of the four years in the period ended June 30, 2024, have been audited by other auditors, whose reports dated August 29, 2024 and August 29, 2022, expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2025.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and issuers of private investments. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 29, 2025

14

ERShares Private-Public Crossover ETF

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants

August 29, 2025

U.S. Securities and Exchange Commission

Office of the Chief Accountant

100 F Street, NE

Washington, DC 20549

Re:	EntrepreneurShares Series Trust File no. 811-22436

Dear Sir or Madam:

We have read Exhibit 19(a)(4) of Form N-CSR of ERShares Global Entrepreneurs and ERShares Private-Public Crossover ETF (formerly ERShares Entrepreneurs ETF), each a series of EntrepreneurShares Series Trust, dated August 29, 2025, and agree with the statements concerning our Firm contained therein.

We hereby consent to the filing of this letter as an exhibit to the foregoing report.

Very truly yours,

COHEN & COMPANY, LTD.

On June 11, 2025, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm of ERShares Global Entrepreneurs and ERShares Private-Public Crossover ETF (the “Funds”). The Audit Committee of the Board of Trustees approved the replacement of Cohen with Tait, Weller & Baker LLP (“Tait”) on July 3, 2025. The report of Cohen on the financial statements of the Funds for the fiscal year ended June 30, 2024 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended June 30, 2024, and during the subsequent interim period through July 3, 2025: (i) there were no disagreements between the registrant and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such year or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-Kunder the Securities Exchange Act of 1934, as amended.

The Funds requested that Cohen furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR. On July 3, 2025, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Tait as the Funds’ independent registered public accounting firm for the fiscal year ending June 30, 2025.

During the fiscal year ended June 30, 2024, and during the subsequent interim period through July 3, 2025, neither the Funds, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

15

ERShares Private-Public Crossover ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Each Trustee who is not considered an interested Trustee, as such term is defined within the 1940 Act (each an “Independent Trustee”), of the Trust receives compensation of $3,500 for attending each Board meeting, including special meetings, as well as an additional $1,000 for each audit commit meeting. The Fund also reimburses the noninterested Trustees for their reasonable travel expenses incurred in attending meetings of the Board. Trustee fees are allocated to the two funds in the Trust based on each fund’s relative net assets. Trustee fees for the Fund are paid by the Advisor out of the Unified Fee with respect to the Fund.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

16

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available (1) without charge upon request by calling the Fund at (877) 271-8811 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3)	Not applicable

(a)(4)	Change in the registrant’s independent public accountant: Attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EntreprenuerShares Series Trust

By (Signature and Title)	/s/ Joel M. Shulman
Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date	9/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joel M. Shulman
Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date	9/4/2025